Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Summary of financial instruments

	Year ended June 30, 2023
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Trade and other receivables	7,521	—	Amortized cost	—	—
Cash and cash equivalents	30,136	—	Amortized cost	—	—
Other assets	42,113	19,474
thereof deposits	15	—	Amortized cost	—	—
thereof other financial assets	22,623	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	49,518	49,518	N/A	—	—
Current financial liabilities
Lease liabilities	8,155	8,155	N/A	—	—
Trade and other payables	71,085	—	Amortized cost	—	—
Other liabilities	78,924	59,345
thereof other financial liabilities	19,580	—	Amortized cost	—	—

Financial instruments as of June 30, 2024 is as follows:

	Year ended June 30, 2024
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Trade and other receivables	11,819	—	Amortized cost	—	—
Cash and cash equivalents	15,107	—	Amortized cost	—	—
Other assets	45,306	22,265
thereof deposits	152	—	Amortized cost	—	—
thereof other financial assets	22,889	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	40,483	40,483	N/A	—	—
Current financial liabilities
Lease liabilities	9,282	9,282	N/A	—	—
Trade and other payables	85,322	—	Amortized cost	—	—
Other liabilities	95,235	74,171
thereof other financial liabilities	21,064	—	Amortized cost	—	—

Summary of carrying amounts of financial instruments

	Year ended June 30,
	2022	2023	2024
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	166,780	60,295	49,967
Financial liabilities measured at Amortized cost (AC)	61,784	90,665	106,385

Summary of foreign exchange reserves affecting other comprehensive income

(in € thousands)	July 1, 2023	Additions	Reclassification	June 30, 2024
OCI 1	—	1,359.0	(1,359.0)	—
OCI 2	—	1,538.7	(1,538.7)	—

Schedule of net gains and losses on financial instruments

	Year ended June 30,
(in € thousands)	2022	2023	2024
Financial liabilities measured at Amortized cost (AC)	(386)	(401)	(1,861)

Schedule of maturities of financial liabilities

Maturity analysis of financial liabilities as of June 30, 2023:

	Year ended June 30, 2023
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	71,085	—	—	71,085	71,085
Other liabilities	19,580	—	—	19,580	19,580
Lease liabilities	13,734	35,049	26,343	75,125	57,672
Total	104,399	35,049	26,343	165,790	148,337

Maturity analysis of financial liabilities as of June 30, 2024:

	Year ended June 30, 2024
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	85,322	—	—	85,322	85,322
Other liabilities	21,064	—	—	21,064	21,064
Lease liabilities	9,282	29,188	34,822	75,622	49,765
Total	115,668	29,188	34,822	182,008	156,151

Summary of carrying amounts of cash and cash equivalents by ratings

	Year ended June 30,
in € thousands	2023	2024
Rating Class 1	26,204	9,696
Rating Class 2	2,241	2,528
Rating Class 3	1,691	2,883

Schedule of movements in credit loss allowance for trade and other receivables

	Year ended June 30,
in € thousands	2023	2024
Beginning of fiscal year	—	278
Decrease loss allowance during the period	—	(278)
Increase loss allowance during the period	278	—
End of fiscal year	278	—

Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity to changes in Euro exchange rates

	FX Sensitivity for USD
	Year ended June 30,
	2023		2024
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	(260)	318	275	(336)

	FX Sensitivity for GBP
	Year ended June 30,
	2023		2024
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	33	(40)	414	(505)